Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Common stock	Paid-in capital	Treasury stock	Accumulated deficit
Beginning balance (in shares) at Dec. 31, 2019		7,248,295
Beginning balance at Dec. 31, 2019	$ 874,967	$ 809	$ 1,717,144	$ (56,720)	$ (786,266)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(671,983)				(671,983)
Common stock issued (in shares)		4,715,000
Common stock issued	82,256	$ 47	82,209
Purchase of common stock for treasury (in shares)		(1,077,307)
Purchase of common stock for treasury	(16,724)			(16,724)
Cash dividends declared on common stock	(3,234)		(3,234)
Reverse stock split		(115)
Reverse stock split	(2)	$ (2)
Issuance of restricted stock, net of forfeitures (in shares)		424,200
Issuance of restricted stock, net of forfeitures	0	$ 5	(5)
Restricted stock amortization	7,317		7,317
Ending balance (in shares) at Dec. 31, 2020		11,310,073
Ending balance at Dec. 31, 2020	272,598	$ 859	1,803,431	(73,444)	(1,458,248)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	20,227				20,227
Common stock issued (in shares)		27,649,600
Common stock issued	318,485	$ 276	318,209
Retirement of treasury stock	0	$ (20)	(74,114)	(74,134)
Purchase of common stock for treasury (in shares)		(76,469)
Purchase of common stock for treasury	(1,407)			(1,407)
Cash dividends declared on common stock	(1,712)		(1,712)
Issuance of restricted stock, net of forfeitures (in shares)		858,000
Issuance of restricted stock, net of forfeitures	0	$ 9	(9)
Restricted stock amortization	$ 12,153		12,153
Ending balance (in shares) at Dec. 31, 2021	39,741,204	39,741,204
Ending balance at Dec. 31, 2021	$ 620,344	$ 1,124	2,057,958	(717)	(1,438,021)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	105,702				105,702
Cash dividends declared on common stock	(1,601)		(1,601)
Issuance of restricted stock, net of forfeitures (in shares)		997,500
Issuance of restricted stock, net of forfeitures	0	$ 10	(10)
Purchase of common stock for treasury - related party (in shares)		(2,292,310)
Purchase of common stock for treasury - related party	(16,952)			(16,952)
Restricted stock amortization	$ 7,821		7,821
Ending balance (in shares) at Dec. 31, 2022	38,446,394	38,446,394
Ending balance at Dec. 31, 2022	$ 715,314	$ 1,134	$ 2,064,168	$ (17,669)	$ (1,332,319)